UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08266
The India Fund, Inc.

(Exact name of registrant as specified in charter)
345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-583-5344
Date of fiscal year end: December 31, 2007
Date of reporting period: March 31, 2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

THE INDIA FUND, INC.
MARCH 31, 2007 (UNAUDITED)
SCHEDULE OF INVESTMENTS
INDIA (100% OF HOLDINGS)

		PERCENT
NUMBER		OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE
COMMON STOCKS (97.96% of holdings)

	APPAREL MANUFACTURERS	0.40%
211,705	Crew B.O.S. Products, Ltd.		$825,433	$1,022,604
250,064	Gokaldas Exports, Ltd.		1,728,681	1,328,132
189,419	House of Pearl Fashion, Ltd.+		2,361,565	1,467,981
350,000	Provogue (India) Ltd.		3,564,477	3,316,565

			8,480,156	7,135,282

	BEVERAGES — ALCOHOLIC	0.18%
169,726	United Spirits Ltd.		3,047,452	3,231,686

			3,047,452	3,231,686

	BEVERAGES-NON ALCOHOLIC	0.09%
1,151,250	McLeod Russel India, Ltd.+		3,183,309	1,609,075

			3,183,309	1,609,075

	BUILDING & CONSTRUCTION	1.64%
133,762	B.L. Kashyap and Sons, Ltd.		3,084,879	3,495,692
676,365	C&C Constructions, Ltd+		4,000,008	2,408,398
224,150	GMR Infrastructure, Ltd.+		2,088,344	1,857,560
1,162,542	IVRCL Infrastructures and Projects, Ltd.		4,341,711	7,812,689
701,813	KEC International, Ltd.		8,067,765	8,306,630
763,800	Madhucon Projects, Ltd.		5,199,722	3,585,722
484,350	Nagarjuna Construction Co., Ltd.		2,275,219	1,789,081
11,821	Prajay Engineers Syndicate, Ltd.		67,185	59,764

			29,124,833	29,315,536

	BUILDING — RESIDENTIAL / COMMERCIAL	0.05%
151,709	D.S. Kulkarni Developers		1,322,121	962,470

			1,322,121	962,470

	CEMENT	2.11%
306,698	ACC, Ltd.		4,583,295	5,183,842
658,389	Binani Industries, Ltd.		3,327,401	3,337,009
467,244	Grasim Industries, Ltd.		17,094,982	22,480,709
1,000,000	Sagar Cements Limited (Preferential shares)**		4,291,361	2,571,034
233,150	UltraTech Cement, Ltd.		4,713,622	4,129,810

			34,010,661	37,702,404

	CHEMICALS	0.24%
570,550	United Phosphorus, Ltd.		4,085,295	4,260,255

			4,085,295	4,260,255

	COMPUTER HARDWARE	0.12%
307,950	Moser-Baer India, Ltd.		2,525,473	2,114,167

			2,525,473	2,114,167

THE INDIA FUND, INC.
MARCH 31, 2007 (UNAUDITED)
SCHEDULE OF INVESTMENTS (CONTINUED)

		PERCENT
NUMBER		OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE
COMMON STOCKS (continued)

	COMPUTER SERVICES	0.66%
1,181,600	NIIT Technologies, Ltd.		$4,278,831	$11,860,855

			4,278,831	11,860,855

	COMPUTER SOFTWARE & PROGRAMMING	15.16%
3,348,227	Infosys Technologies, Ltd.		56,707,344	155,036,044
730,000	KPIT Cummins Infosystems, Ltd.		1,422,759	2,209,398
4,476,738	Satyam Computer Services, Ltd.		33,067,109	48,418,602
1,420,452	SSI, Ltd.+		3,333,311	5,959,264
570,158	Tanla Solutions, Ltd.		4,262,480	4,556,411
688,512	Tata Consultancy Services, Ltd.		19,073,149	19,502,956
2,787,250	Wipro, Ltd.		24,611,012	35,804,924

			142,477,164	271,487,599

	CONSUMER NON-DURABLES	4.00%
7,408,402	Hindustan Lever, Ltd.		32,267,972	34,983,884
10,605,775	ITC, Ltd.		26,021,157	36,698,690

			58,289,129	71,682,574

	DIAGNOSTIC EQUIPMENT	0.26%
1,476,275	Vimta Labs, Ltd.		6,129,421	4,617,499

			6,129,421	4,617,499

	DIVERSIFIED FINANCIAL SERVICES	1.27%
725,700	Indiabulls Financial Service, Ltd.		2,056,367	6,953,964
6,290,530	Infrastructure Development Finance Co., Ltd.		10,357,999	12,113,594
361,032	Power Finance Corporation+		694,512	865,098
184,317	Reliance Capital, Ltd.		2,123,800	2,832,922

			15,232,678	22,765,578

	DIVERSIFIED INDUSTRIES	0.48%
70,450	Aban Offshore, Ltd.		3,111,250	3,271,188
591,340	Elecon Engineering Co., Ltd.		3,006,581	5,305,258
69,339	NEPC India, Ltd. GDR+		3,467	13,868

			6,121,298	8,590,314

	ELECTRONICS & ELECTRICAL EQUIPMENT	7.97%
83,949	ABB, Ltd.		1,438,932	6,858,459
212,068	Bharat Electronics, Ltd.		5,482,192	7,323,457
1,323,812	Bharat Heavy Electricals, Ltd.		14,358,274	68,855,585
71,185	Easun Reyrolle Relays & Devices, Ltd.		979,112	1,055,123
600,000	HBL Nife Power Systems, Ltd.		3,412,893	2,871,276
260,000	HBL Nife Power Systems, Ltd. Common Shares		582,638	1,244,220
957,585	Indo Tech Transformers, Ltd.		5,294,793	6,055,268
3,116,174	Jyoti Structures, Ltd.		1,983,003	12,144,941
3,566,335	Kei Industries Ltd.		5,246,922	5,517,912
347,881	Reliance Energy, Ltd.		4,401,313	3,963,034
608,684	Siemens India, Ltd.		7,166,101	15,273,466
500,250	Suzlon Energy, Ltd.		11,952,296	11,531,703

			62,298,469	142,694,444

THE INDIA FUND, INC.
MARCH 31, 2007 (UNAUDITED)
SCHEDULE OF INVESTMENTS (CONTINUED)

		PERCENT
NUMBER		OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE
COMMON STOCKS (continued)

	ENGINEERING	2.01%
206,745	Gammon India, Ltd.		$2,166,947	$1,431,970
800,247	Jaiprakash Associates, Ltd.		4,961,930	9,918,165
2,010,790	Thermax, Ltd.		1,481,800	17,993,714
3,450,316	Voltas, Ltd.		2,761,547	6,731,550

			11,372,224	36,075,399

	EXTRACTIVE INDUSTRIES	3.84%
3,403,087	Oil and Natural Gas Corp., Ltd.		44,892,687	68,754,640

			44,892,687	68,754,640

	FINANCE	13.10%
2,166,300	Allahabad Bank		3,658,396	3,623,375
507,600	Bank of Baroda		2,969,207	2,515,519
2,307,550	Bank of India		6,818,506	8,908,475
1,023,200	Canara Bank, Ltd.		5,426,203	4,583,390
992,513	HDFC Bank, Ltd.		12,377,220	21,679,324
1,633,148	Housing Development Finance Corp., Ltd.		18,120,384	57,125,424
3,741,691	ICICI Bank, Ltd.		31,999,466	73,439,241
42,500	ICICI Bank, Ltd. Sponsored ADR		1,172,738	1,561,875
972,831	Indian Bank+		2,003,350	2,018,851
921,500	Oriental Bank of Commerce		4,122,303	3,976,241
884,631	Punjab National Bank, Ltd.		9,661,534	9,599,361
4,581,290	South Indian Bank, Ltd.		7,372,841	10,434,780
742,750	State Bank of India		3,596,997	16,967,134
45,550	State Bank of India GDR		525,435	2,855,985
3,018,900	Syndicate Bank		5,247,147	4,441,704
450,450	UTI Bank, Ltd.		3,326,841	5,079,675
500,000	UTI Bank, Ltd. 144A GDR		2,955,000	5,750,000

			121,353,568	234,560,354

	FINANCIAL SERVICES	0.15%
331,766	Network 18 Fincap, Pvt, Ltd.		772,929	2,610,471

			772,929	2,610,471

	FOOD	0.36%
1,763,949	Lakshmi Energy & Foods, Ltd.		2,020,339	6,493,313

			2,020,339	6,493,313

	HOTELS & LEISURE	1.37%
6,367,985	Hotel Leelaventure, Ltd.		4,287,013	8,182,491
4,900,130	Indian Hotels Co., Ltd.		13,184,790	16,392,014

			17,471,803	24,574,505

	MACHINERY — ELECTRIC UTILITY	0.05%
48,855	EMCO, Ltd.		755,191	899,319

			755,191	899,319

	MEDIA	1.02%
563,000	Deccan Chronicle Holdings, Ltd.		2,007,034	2,009,650
868,416	Wire and Wireless India Ltd.+		2,001,403	1,776,192

THE INDIA FUND, INC.
MARCH 31, 2007 (UNAUDITED)
SCHEDULE OF INVESTMENTS (CONTINUED)

		PERCENT
NUMBER		OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE
COMMON STOCKS (continued)

	MEDIA (CONTINUED)
2,522,448	Zee Telefilms, Ltd.		$12,754,741	$14,546,223

			16,763,178	18,332,065

	METAL — DIVERSIFIED	2.74%
2,041,555	Ahmednagar Forgings, Ltd.		7,833,473	11,129,563
884,334	Hindustan Zinc, Ltd.		14,118,103	11,461,856
2,460,603	Sterlite Industries India, Ltd.		17,418,053	26,505,333

			39,369,629	49,096,752

	PETROLEUM RELATED	8.86%
495,739	Indian Oil Corp., Ltd.		3,717,038	4,557,628
4,893,143	Reliance Industries, Ltd.		57,719,496	154,044,225

			61,436,534	158,601,853

	PHARMACEUTICALS	3.70%
568,385	Aurobindo Pharma, Ltd.		7,783,868	8,881,138
687,745	Dishman Pharmaceuticals & Chemicals, Ltd.		2,819,204	3,356,050
1,608,786	Dr. Reddy’s Laboratories, Ltd.		23,994,333	26,927,225
162,500	Dr. Reddy’s Laboratories, Ltd. ADR		2,600,000	2,674,750
781,815	Lupin, Ltd.		8,686,477	10,893,966
708,650	Panacea Biotec, Ltd.		5,599,215	6,774,280
232,712	Sun Pharmaceutical Industries, Ltd.		2,502,015	5,668,825
110,000	Wockhardt Limited		906,529	1,006,361

			54,891,641	66,182,595

	PUBLISHING	0.06%
600,000	Business India Publications		1,003,792	1,035,316

			1,003,792	1,035,316

	REAL ESTATE OPERATION / DEVELOPMENT	0.22%
583,500	Indiabulls Real Estate, Ltd.+		1,764,567	4,001,872

			1,764,567	4,001,872

	SHIPBUILDING	0.44%
978,500	Bharati Shipyard, Ltd.		3,611,068	7,907,469

			3,611,068	7,907,469

	STEEL	4.88%
1,035,414	Jindal Saw, Ltd.		8,170,658	12,043,105
501,263	Jindal Steel & Power, Ltd.		12,915,173	27,349,481
1,199,743	JSW Steel, Ltd.		7,423,070	13,620,457
243,972	Shree Precoated Steels, Ltd.+		1,495,323	1,835,473
5,744,626	Steel Authority of India, Ltd.		11,684,965	15,080,222
3,492,667	Sujana Metals Products, Ltd.+		5,312,303	9,702,969
751,591	Tata Steel, Ltd.		7,456,609	7,774,423

			54,458,101	87,406,130

	TELECOMMUNICATIONS	8.89%
5,867,510	Bharti Airtel, Ltd.+		36,036,260	103,027,347
1,424,103	Idea Cellular Limited+		2,410,466	3,097,870

THE INDIA FUND, INC.
MARCH 31, 2007 (UNAUDITED)
SCHEDULE OF INVESTMENTS (CONTINUED)

		PERCENT
NUMBER		OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE
COMMON STOCKS (continued)

	TELECOMMUNICATIONS (CONTINUED)
5,490,671	Reliance Communication, Ltd.+		$34,991,252	$53,056,064
1	Shyam Telecom, Ltd.+		14	1
8	Shyam Telelink, Ltd.+		0	0

			73,437,992	159,181,282

	TELEVISIONS	0.47%
1,247,979	Dish TV India, Ltd.+		0	2,052,927
387,061	Television Eighteen India, Ltd.		1,987,532	5,439,244
981,237	Zee News Ltd.		549,452	875,923

			2,536,984	8,368,094

	TEXTILES	0.42%
1,705,271	Bombay Rayon Fashions, Ltd.		7,758,278	6,277,312
222,000	Eastern Silk Industries, Ltd.		1,436,579	1,230,921

			9,194,857	7,508,233

	TRANSPORTATION	0.62%
252,921	Container Corp. of India, Ltd.		9,911,468	11,105,481

			9,911,468	11,105,481

	VEHICLE COMPONENTS	3.15%
2,983,425	Amtek Auto, Ltd.		10,032,081	25,304,029
662,864	ANG Exports, Ltd.		4,156,122	4,564,482
846,300	Clutch Auto, Ltd.		2,707,121	2,101,877
4,004,901	Cummins India, Ltd.		21,623,000	24,408,105

			38,518,324	56,378,493

	VEHICLES	6.98%
409,746	Bajaj Auto, Ltd.		18,843,087	22,864,798
543,438	Hero Honda Motors, Ltd.		8,277,726	8,566,353
1,920,184	Mahindra & Mahindra, Ltd.		18,458,360	34,465,237
527,653	Maruti Udyog Ltd.		10,762,051	9,950,930
2,934,147	Tata Motors, Ltd.		38,315,537	49,127,470

			94,656,761	124,974,788

	TOTAL COMMON STOCKS		1,040,799,927	1,754,078,162

WARRANTS (0.18% of holdings)

	BEVERAGES—NON ALCOHOLIC	0.18%
2,354,880	McLeod Russel Zero Point Warrants, 12/10/09		6,324,737	3,296,832

	TOTAL WARRANTS		6,324,737	3,296,832

SHORT -TERM INVESTMENTS (1.28% of holdings)
1,400,000	Banking Index Benchmark Exchange Traded Scheme — Bank BeES		16,568,672	17,151,873
10,000,000	Birla FTP — Quarterly-Series 8-Growth		2,248,960	2,316,323
15,000,000	Standard Chartered Fixed Maturity Plan — Quarterly Series		3,371,165	3,466,341

	TOTAL SHORT-TERM INVESTMENTS		22,188,797	22,934,537

THE INDIA FUND, INC.
MARCH 31, 2007 (UNAUDITED)
SCHEDULE OF INVESTMENTS (CONTINUED)

			PERCENT
PAR			OF
VALUE (000)		SECURITY	HOLDINGS	COST	VALUE
BONDS (0.58% of holdings)

		FINANCE	0.58%
INR	460,000	ICICI Bank Ltd. Bond Tier 1, 9.98%, 09/13/45		$9,944,639	$10,398,021

		TOTAL BONDS		9,944,639	10,398,021

		TOTAL INDIA		1,079,258,100	1,790,707,552

		TOTAL INVESTMENTS*	100.00%	$1,079,258,100	$1,790,707,552

FOOTNOTES AND ABBREVIATIONS
144A — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to a value of $5,750,000.
ADR — American Depository Receipt
GDR — Global Depository Receipts

+	Non income producing.

*	As of December 31, 2006, the aggregate cost for federal income tax purposes was $1,131,230,126

Excess of value over tax cost	$874,748,983
(5,236,751)

Excess of tax cost over value	$869,512,232

**	Denotes restricted shares. Sale of these shares is restricted for one year from the date of purchase.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The India Fund, Inc.
By (Signature and Title)*	/s/ Prakash A. Melwani
Prakash A. Melwani, Director and President
(principal executive officer)

Date April 20, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Prakash A. Melwani
Prakash A. Melwani, Director and President
(principal executive officer)

Date April 20, 2007

By (Signature and Title)*	/s/ Joseph M. Malangoni
Joseph M. Malangoni, Treasurer and Vice President
(principal financial officer)

Date April 20, 2007

*	Print the name and title of each signing officer under his or her signature.